Financial Instruments and Risk Management - Schedule of Financial Assets and Liabilities (Detail) - GBP (£) £ in Millions	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about financial instruments [line items]
Total financial assets	£ 3,920	£ 4,247
Current assets	3,587	3,864
Financial liabilities	(14,503)	(13,227)
Non-current assets	333	383
Current liabilities	(6,008)	(6,237)
Non-current liabilities	(8,495)	(6,990)
Total net financial assets/(liabilities)	(10,583)	(8,980)
Total net financial assets/(liabilities) current	(2,421)	(2,373)
Total net financial assets/(liabilities) non-current	(8,162)	(6,607)
Other investments and loans [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	105	58
Non-current assets	105	58
Trade and other receivables [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	2,724	2,650
Current assets	2,678	2,592
Non-current assets	46	58
Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	874	1,191
Current assets	874	1,191
Other instruments at fair value [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	40	65
Current assets	25	24
Non-current assets	15	41
Other financial asset [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	217	348
Current assets	35	81
Non-current assets	182	267
Borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(9,902)	(9,042)
Current liabilities	(1,828)	(2,459)
Non-current liabilities	(8,074)	(6,583)
Trade and other payable [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(4,159)	(3,587)
Current liabilities	(3,950)	(3,563)
Non-current liabilities	(209)	(24)
Other instruments at fair value liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(188)	(335)
Current liabilities	(186)	(135)
Non-current liabilities	(2)	(200)
Finance leases liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(155)	(183)
Current liabilities	(31)	(26)
Non-current liabilities	(124)	(157)
Other Financial Liabilities 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(442)	(598)
Current liabilities	(230)	(215)
Non-current liabilities	(212)	(383)
Fair value through income statement [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	306	387
Fair value through income statement [member] | Other investments and loans [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	89	39
Fair value through income statement [member] | Other instruments at fair value [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	40	65
Fair value through income statement [member] | Other financial asset [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	217	348
Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	3,317	3,614
Financial assets at amortised cost, category [member] | Other investments and loans [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	14	17
Financial assets at amortised cost, category [member] | Trade and other receivables [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	2,429	2,406
Financial assets at amortised cost, category [member] | Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	874	1,191
Not categorised as a financial instrument [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	297	246
Not categorised as a financial instrument [member] | Other investments and loans [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	2	2
Not categorised as a financial instrument [member] | Trade and other receivables [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	295	244
Interest rate risk [member] | Derivatives assets [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	7
Interest rate risk [member] | Fair value through income statement [member] | Derivatives assets [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	7
Fair value through income statement [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(287)	(415)
Fair value through income statement [member] | Other instruments at fair value liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(188)	(335)
Fair value through income statement [member] | Other Financial Liabilities 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(287)	(415)
Financial Liabilities At Amortised Cost [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(13,315)	(12,005)
Financial Liabilities At Amortised Cost [member] | Borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(9,902)	(9,042)
Financial Liabilities At Amortised Cost [member] | Trade and other payable [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(3,258)	(2,780)
Financial Liabilities At Amortised Cost [member] | Finance leases liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(155)	(183)
Financial Liabilities At Amortised Cost [member] | Other Financial Liabilities 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(155)	(183)
Not categorised as a financial instrument [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(901)	(807)
Not categorised as a financial instrument [member] | Trade and other payable [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(901)	(807)
Fair value hedging instruments [member] | Interest rate risk [member] | Derivatives assets [member]
Disclosure of detailed information about financial instruments [line items]
Non-current assets	7
Fair value hedging instruments [member] | Interest rate risk [member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(22)	(2)
Current liabilities		(1)
Non-current liabilities	(22)	(1)
Fair value hedging instruments [member] | Fair value through income statement [member] | Interest rate risk [member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(22)	(2)
Cash flow hedges [member] | Foreign currency debt risk [member] | Derivatives assets [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	160	217
Non-current assets	160	217
Cash flow hedges [member] | Foreign currency debt risk [member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(48)	(24)
Non-current liabilities	(48)	(24)
Cash flow hedges [member] | Foreign currency debt risk [member] | Fair value through income statement [member] | Derivatives assets [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	160	217
Cash flow hedges [member] | Currency exchange risk [member] | Derivatives assets [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	9	17
Current assets	9	8
Non-current assets		9
Cash flow hedges [member] | Currency exchange risk [member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(25)	(48)
Current liabilities	(9)	(47)
Non-current liabilities	(16)	(1)
Cash flow hedges [member] | Currency exchange risk [member] | Fair value through income statement [member] | Derivatives assets [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	9	17
Cash flow hedges [member] | Fair value through income statement [member] | Foreign currency debt risk [member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(48)	(24)
Cash flow hedges [member] | Fair value through income statement [member] | Currency exchange risk [member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(25)	(48)
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(5,238)	(6,746)
Hedges of net investment in foreign operations [member] | Derivatives assets [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	1	49
Current assets	1	49
Hedges of net investment in foreign operations [member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(4)	(6)
Current liabilities	(4)	(6)
Hedges of net investment in foreign operations [member] | Fair value through income statement [member] | Derivatives assets [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	1	49
Hedges of net investment in foreign operations [member] | Fair value through income statement [member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(4)	(6)
Fair Value Through Profit or Loss Category [Member]
Disclosure of detailed information about financial instruments [line items]
Total net financial assets/(liabilities)	19	(28)
At amortised cost category [member]
Disclosure of detailed information about financial instruments [line items]
Total net financial assets/(liabilities)	(9,998)	(8,391)
Not categorised as a financial instrument [member]
Disclosure of detailed information about financial instruments [line items]
Total net financial assets/(liabilities)	£ (604)	£ (561)